VMC-Q1

Quarterly Report
March 31, 2026
MFS®  Mid Cap Value Portfolio

MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Aerospace & Defense – 2.3%
KBR, Inc.	63,810	$2,352,037
L3Harris Technologies, Inc.	17,739	6,122,616
Leidos Holdings, Inc.	25,276	3,930,923
Standard Aero, Inc. (a)	41,287	1,066,443
		$13,472,019
Alcoholic Beverages – 0.9%
Brown-Forman Corp., “B”	94,169	$2,489,828
Pernod Ricard S.A.	39,954	2,982,128
		$5,471,956
Apparel, Footwear, & Accessories – 0.3%
Birkenstock Holding PLC (a)	58,264	$2,087,599
Auto & Auto Components – 1.7%
Aptiv PLC (a)	73,833	$4,319,231
Group 1 Automotive, Inc.	6,009	1,986,756
LKQ Corp.	124,477	3,655,889
		$9,961,876
Brokerage & Asset Managers – 2.9%
Carlyle Group, Inc.	61,624	$2,981,985
Northern Trust Corp.	45,929	6,410,311
Raymond James Financial, Inc.	41,608	6,024,422
TPG, Inc.	49,952	2,023,556
		$17,440,274
Business Services – 2.5%
Cognizant Technology Solutions Corp., “A”	45,758	$2,807,253
Fidelity National Information Services, Inc.	70,899	3,325,872
Global Payments, Inc.	65,304	4,394,959
TransUnion	59,007	4,082,695
		$14,610,779
Chemicals – 2.3%
Ashland, Inc.	57,463	$3,195,517
DuPont de Nemours, Inc.	66,742	3,056,784
Eastman Chemical Co.	57,312	4,374,052
Qnity Electronics, Inc.	23,669	2,730,929
		$13,357,282
Construction – 6.7%
Allegion PLC	37,193	$5,403,771
Builders FirstSource, Inc. (a)	21,648	1,782,280
Equity Lifestyle Properties, Inc., REIT	71,203	4,444,491
Essex Property Trust, Inc., REIT	14,960	3,620,320
Ferguson Enterprises, Inc.	17,093	3,987,113
James Hardie Industries PLC (a)	123,892	2,346,515
Mid-America Apartment Communities, Inc., REIT	27,753	3,389,196
Mohawk Industries, Inc. (a)	27,707	2,728,031
Otis Worldwide Corp.	43,134	3,324,769
Pulte Homes, Inc.	49,231	5,790,058
Stanley Black & Decker, Inc.	44,957	3,194,644
		$40,011,188

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.6%
International Flavors & Fragrances, Inc.	50,032	$3,629,822
Kenvue, Inc.	281,769	4,857,698
Newell Brands, Inc.	325,645	1,116,962
		$9,604,482
Containers – 1.4%
Amcor PLC	75,645	$3,006,889
Avery Dennison Corp.	21,098	3,643,203
Graphic Packaging Holding Co.	189,443	1,883,063
		$8,533,155
Diversified Financial Services – 1.0%
London Stock Exchange Group PLC	21,854	$2,582,835
SLM Corp.	145,598	3,117,253
		$5,700,088
Electrical Equipment – 3.4%
Corning, Inc.	53,451	$7,267,732
Hubbell, Inc.	7,917	3,885,189
nVent Electric PLC	44,618	5,277,417
TE Connectivity PLC	14,287	2,986,269
Versigent PLC (a)	24,611	783,860
		$20,200,467
Energy - Independent – 5.5%
Chord Energy Corp.	23,232	$3,303,126
Diamondback Energy, Inc.	31,101	6,151,467
Expand Energy Corp.	53,011	5,819,547
Peabody Energy Corp.	59,608	1,964,083
Permian Resources Corp.	344,774	7,350,582
Valero Energy Corp.	33,448	8,264,332
		$32,853,137
Engineering - Construction – 0.8%
Jacobs Solutions, Inc.	35,591	$4,530,023
Entertainment & Leisure – 0.7%
Brunswick Corp.	54,198	$3,943,447
Food & Beverages – 1.3%
Campbell Soup Co. (l)	62,119	$1,383,390
Ingredion, Inc.	29,293	3,300,149
Tyson Foods, Inc., “A”	51,524	3,301,143
		$7,984,682
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	193,293	$3,293,713
Forest & Paper Products – 0.5%
International Paper Co.	75,562	$2,697,563
Hardware, Peripherals, & Assembly – 1.6%
CDW Corp.	20,544	$2,486,235
Seagate Technology Holdings PLC	12,183	4,772,812
Zebra Technologies Corp., “A” (a)	12,033	2,515,860
		$9,774,907

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.6%
Humana, Inc.	21,865	$3,791,172
Insurance – 7.2%
American International Group, Inc.	59,795	$4,499,574
Assurant, Inc.	25,476	5,548,928
Brown & Brown, Inc.	41,218	2,687,826
Corebridge Financial, Inc.	131,550	3,138,783
Equitable Holdings, Inc.	47,783	1,773,227
Everest Group Ltd.	10,439	3,411,987
Hanover Insurance Group, Inc.	10,267	1,779,784
Hartford Insurance Group, Inc.	52,957	7,161,375
Lincoln National Corp.	100,917	3,582,554
Voya Financial, Inc.	47,855	3,269,454
Willis Towers Watson PLC	20,345	5,914,291
		$42,767,783
Machinery & Tools – 5.9%
AGCO Corp.	41,400	$4,797,018
Flowserve Corp.	53,258	3,914,996
Ingersoll Rand, Inc.	42,369	3,394,604
ITT, Inc.	15,567	2,965,981
Nordson Corp.	10,766	2,864,402
PACCAR, Inc.	32,640	3,769,920
Pentair PLC	48,321	4,209,242
Terex Corp.	35,003	2,068,677
Wabtec Corp.	28,200	7,047,462
		$35,032,302
Media – 0.9%
Nexstar Media Group, Inc.	11,773	$2,128,912
Omnicom Group, Inc.	40,750	3,068,882
		$5,197,794
Medical & Health Technology & Services – 3.5%
Cencora, Inc.	12,180	$3,826,225
ICON PLC (a)	18,106	2,003,610
Labcorp Holdings, Inc.	14,858	3,964,263
Minimed Group, Inc. (a)	158,399	2,363,313
Universal Health Services, Inc.	19,392	3,470,586
Ventas, Inc., REIT	60,025	4,908,845
		$20,536,842
Medical Equipment – 4.0%
Agilent Technologies, Inc.	51,717	$5,894,704
Becton, Dickinson and Co.	23,063	3,626,195
Cooper Companies, Inc. (a)	34,352	2,456,168
GE Healthcare Technologies, Inc.	33,947	2,416,347
Revvity, Inc.	29,234	2,561,191
STERIS PLC	16,408	3,628,301
Waters Corp. (a)	9,680	2,882,704
		$23,465,610
Metals & Mining – 0.6%
Nucor Corp.	22,309	$3,772,452

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.9%
Plains GP Holdings LP	187,269	$4,546,891
Targa Resources Corp.	27,415	6,873,763
		$11,420,654
Non-Global Systemically Important Banks – 4.6%
Columbia Banking System, Inc.	100,090	$2,745,469
East West Bancorp, Inc.	38,257	4,084,317
Fifth Third Bancorp	89,957	4,179,402
M&T Bank Corp.	28,347	5,859,892
Prosperity Bancshares, Inc.	37,956	2,549,884
Regions Financial Corp.	179,482	4,688,070
Synchrony Financial	45,124	3,069,335
		$27,176,369
Oil Services – 1.6%
Baker Hughes Co.	59,929	$3,658,665
TechnipFMC PLC	82,460	5,700,460
		$9,359,125
Pharmaceuticals & Biotechnology – 0.7%
Biogen, Inc. (a)	15,402	$2,823,649
BioNTech SE, ADR (a)	18,074	1,606,417
		$4,430,066
Pollution Control – 0.7%
GFL Environmental, Inc.	95,703	$3,992,729
Real Estate – 2.5%
Brixmor Property Group, Inc., REIT	173,006	$4,982,573
Jones Lang LaSalle, Inc. (a)	17,181	5,228,522
W.P. Carey, Inc., REIT	70,703	4,804,976
		$15,016,071
Real Estate - Storage & Office – 1.3%
Extra Space Storage, Inc., REIT	39,000	$5,114,070
Rexford Industrial Realty, Inc., REIT	73,096	2,392,432
		$7,506,502
Restaurants – 3.1%
Aramark	127,777	$5,180,080
Darden Restaurants, Inc.	15,580	3,054,303
SYSCO Corp.	53,884	3,843,546
U.S. Foods Holding Corp. (a)	65,636	6,052,295
		$18,130,224
Retail & E-commerce – 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	30,826	$3,033,895
Gap, Inc.	58,327	1,411,513
Ross Stores, Inc.	25,173	5,453,227
		$9,898,635
Semiconductor & Electronic Components – 4.0%
Coherent Corp. (a)	16,744	$3,988,588
Entegris, Inc.	37,411	4,386,066
Flex Ltd. (a)	128,577	8,416,650
MACOM Technology Solutions Holdings, Inc. (a)	7,943	1,763,902
NXP Semiconductors N.V.	18,546	3,650,966
Skyworks Solutions, Inc.	31,651	1,694,911
		$23,901,083

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – 0.7%
Check Point Software Technologies Ltd. (a)	18,097	$2,585,156
Pegasystems, Inc.	31,707	1,349,450
		$3,934,606
Transportation & Logistics – 1.2%
FedEx Corp.	9,625	$3,428,233
J.B. Hunt Transport Services, Inc.	17,496	3,707,402
		$7,135,635
Travel, Gaming, & Lodging – 4.1%
Alaska Air Group, Inc. (a)	65,966	$2,426,230
Brightstar Lottery PLC	155,329	1,978,891
Delta Air Lines, Inc.	61,917	4,116,242
Hyatt Hotels Corp.	29,501	4,241,949
Southwest Airlines Co.	78,535	2,950,560
VICI Properties, Inc., REIT	158,242	4,323,171
Viking Holdings Ltd. (a)	62,021	4,557,303
		$24,594,346
Utilities – 8.3%
Alliant Energy Corp.	84,228	$6,044,201
Atmos Energy Corp.	24,306	4,489,804
CenterPoint Energy, Inc.	110,981	4,789,940
CMS Energy Corp.	78,025	6,053,180
Evergy, Inc.	40,803	3,342,582
PG&E Corp.	415,837	7,306,256
Pinnacle West Capital Corp.	48,777	4,914,283
Public Service Enterprise Group, Inc.	72,696	5,884,741
Sempra	52,075	5,060,128
Talen Energy Corp. (a)	3,523	1,124,647
		$49,009,762
Total Common Stocks		$575,598,399
Convertible Preferred Stocks – 0.5%
Aerospace & Defense – 0.5%
Boeing Co., 6%, 10/15/2027	49,080	$3,184,311
Mutual Funds (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 3.71% (v)	11,802,958	$11,802,958
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j)	1,268,575	$1,268,575

Other Assets, Less Liabilities – 0.2%		1,278,047
Net Assets – 100.0%		$593,132,290

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,802,958 and
$580,051,285, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$560,599,331	$—	$—	$560,599,331
Canada	3,992,729	—	—	3,992,729
Germany	3,694,016	—	—	3,694,016
France	—	2,982,128	—	2,982,128
Israel	2,585,156	—	—	2,585,156
United Kingdom	—	2,582,835	—	2,582,835
Australia	2,346,515	—	—	2,346,515
Investment Companies	13,071,533	—	—	13,071,533
Total	$586,289,280	$5,564,963	$—	$591,854,243
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,328,414	$24,593,984	$19,118,326	$234	$(1,348)	$11,802,958

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$89,614	$—